Victory Cornerstone Equity Fund Expense Example - Victory Cornerstone Equity Fund - Fund Shares	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	$ 683